UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.5%)
Arizona (1.1%)
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2017	$9,610	$10,602
Scottsdale AZ IDA (Memorial Hosp.)	6.00%	9/1/2012 (2)	4,000	4,442
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/2017 (2)	4,700	5,220

				20,264

California (11.1%)
Anaheim CA Public Finance Auth. Lease Rev.	6.00%	9/1/2014 (4)	2,500	2,919
California Dept. of Veteran Affairs Rev.	5.45%	12/1/2019 (2)	2,010	2,074
California GO	6.25%	9/1/2012	5,000	5,708
California GO	5.25%	11/1/2015	5,000	5,387
California GO	5.25%	11/1/2021	2,000	2,091
California GO	5.125%	11/1/2023	3,000	3,065
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.25%	12/1/2034	5,000	5,298
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/2016 (2)	11,370	12,144
California State Dept. of Water Resources Power Supply Rev.	6.00%	5/1/2013	5,000	5,673
California State Dept. of Water Resources Power Supply Rev.	5.50%	5/1/2015 (2)	6,000	6,618
California State Dept. of Water Resources Power Supply Rev.	6.00%	5/1/2015	2,500	2,790
California State Dept. of Water Resources Power Supply Rev.	5.50%	5/1/2016 (2)	10,000	11,001
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/2018 (2)	5,000	5,407
California State Dept. of Water Resources Power Supply Rev. VRDO	1.07%	8/2/2004 LOC	10,300	10,300
California State Dept. of Water Resources Power Supply Rev. VRDO	1.10%	8/6/2004 LOC	1,200	1,200
California State Econ. Recovery Bonds	5.00%	7/1/2015	15,200	16,318
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.10%	5/17/2010	10,000	10,430
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.00%	1/1/2028 (ETM)	24,000	6,705
Fresno CA Sewer Rev.	6.25%	9/1/2010 (2)	6,395	7,450
Los Angeles CA Dept. of Water & Power Rev.	5.25%	7/1/2015	5,140	5,541
Los Angeles CA Harbor Dept. Rev.	5.50%	8/1/2015 (2)	4,670	5,051
Los Angeles County CA Public Works Financing Auth. Rev.	5.50%	10/1/2011	5,000	5,456
Los Angeles County CA Public Works Financing Auth. Rev.	5.50%	10/1/2012	6,750	7,365
San Bernardino County CA Medical Center COP	5.50%	8/1/2024 (1)	11,295	11,547
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	22,716
San Diego CA USD GO	0.00%	7/1/2012 (3)	5,420	3,918
San Diego CA USD GO	0.00%	7/1/2013 (3)	7,160	4,886
San Francisco CA City & County International Airport Rev.	5.50%	5/1/2017 (1)	6,570	7,043
San Francisco CA City & County International Airport Rev.	5.50%	5/1/2018 (1)	6,945	7,408
Southern California Public Power Auth. Rev. (Transmission Project)	0.00%	7/1/2014	8,500	5,416

				208,925

Colorado (4.0%)
Colorado Dept. of Transp. Rev.	6.00%	6/15/2010 (2)(Prere.)	20,000	23,041
Colorado Dept. of Transp. Rev.	5.50%	6/15/2011 (1)(Prere.)	6,000	6,789
Colorado Springs CO Util. System Rev.	5.00%	11/15/2010	2,500	2,734
Denver CO City & County Airport Rev.	6.00%	11/15/2013 (2)	7,090	7,881
Denver CO City & County Airport Rev.	5.50%	11/15/2016 (3)	10,000	10,798
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2013 (1)	10,000	6,704
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2016 (1)	10,185	5,727
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2020 (1)	15,165	6,720
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2025 (1)	9,700	3,064
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2030 (1)	10,000	2,297

				75,755

Connecticut (0.9%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.95%	9/1/2028	3,700	3,847
Connecticut GO	5.00%	6/1/2017 (1)	6,435	6,878
Connecticut GO	5.00%	12/1/2017 (1)	6,035	6,451

				17,176

District of Columbia (1.6%)
District of Columbia GO	6.75%	6/1/2005 (1)	40	40
District of Columbia GO	6.00%	6/1/2011 (1)(ETM)	3,085	3,560
District of Columbia GO	6.00%	6/1/2011 (1)	5,905	6,745
District of Columbia GO	0.00%	6/1/2012 (1)	19,000	13,643
District of Columbia GO	5.40%	6/1/2012 (2)	5,000	5,435

				29,423

Florida (1.6%)
Orange County FL School Board COP	5.375%	8/1/2017 (1)	5,000	5,383
Sunrise FL Util. System Rev.	5.50%	10/1/2018 (2)	12,000	13,488
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.07%	8/6/2004 (2)	4,500	4,500
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.09%	8/6/2004 (2)	600	600
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	6,000	6,024

				29,995

Georgia (4.1%)
Atlanta GA Airport Fac. Rev.	6.25%	1/1/2013 (3)	8,000	8,967
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2015 (3)	7,750	8,711
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2017 (3)	7,500	8,411
Atlanta GA Water & Wastewater Rev.	5.50%	11/1/2022 (3)	10,000	11,209
College Park GA IDA Lease Rev. (Civic Center)	7.00%	9/1/2010 (ETM)	11,500	13,203
Fulton County GA COP	6.00%	11/1/2015 (2)	4,815	5,501
Georgia Muni. Electric Power Auth. Rev.	6.375%	1/1/2016 (1)	5,000	5,996
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.25%	7/1/2018	12,170	14,378

				76,376

Hawaii (2.4%)
Hawaii Airport System Rev.	5.75%	7/1/2016 (3)	5,000	5,486
Hawaii Airport System Rev.	5.75%	7/1/2017 (3)	5,000	5,463
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.75%	12/1/2018 (2)	12,470	13,608
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,683
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,271
Univ. of Hawaii Univ. System Rev.	5.50%	7/15/2029 (3)	12,980	13,645

				45,156

Illinois (6.7%)
Chicago IL (City Colleges Improvement) GO	0.00%	1/1/2016 (3)	8,500	4,954
Chicago IL Board of Educ. GO	0.00%	12/1/2013 (2)	5,000	3,321
Chicago IL Board of Educ. GO	0.00%	12/1/2014 (2)	5,000	3,138
Chicago IL Metro. Water Reclamation Dist. GO	7.00%	1/1/2011 (ETM)	20,000	23,645
Chicago IL Neighborhoods Alive GO	5.50%	1/1/2036 (3)	6,400	6,632
Chicago IL Neighborhoods Alive GO	5.75%	1/1/2040 (3)	16,690	17,607
Chicago IL Public Building Comm. GO	7.00%	1/1/2020 (1)(ETM)	6,000	7,710
Chicago IL School Finance Auth. GO	5.50%	1/1/2031 (2)	8,750	9,134
Chicago IL Water Rev. VRDO	1.10%	8/6/2004 LOC	8,040	8,040
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)	7.40%	12/1/2024 (1)	8,150	8,461
Illinois Sales Tax Rev.	6.125%	6/15/2010 (Prere.)	4,500	5,190
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.75%	6/1/2010 (1)	6,000	6,921
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2014 (1)	16,100	10,105
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.00%	4/1/2012 (1)	5,795	4,198
Will County IL Community School Dist.	0.00%	11/1/2013 (4)	10,000	6,667

				125,723

Indiana (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.90%	7/1/2011	16,875	19,490

Kentucky (1.8%)
Kentucky Property & Building Comm. Rev.	5.75%	10/1/2010 (Prere.)	6,405	7,286
Kentucky Property & Building Comm. Rev.	5.375%	8/1/2016 (4)	13,870	15,094
Kentucky Property & Building Comm. Rev.	5.00%	10/1/2017 (2)	5,000	5,428
Louisville & Jefferson County KY Metro. Sewer Dist.	5.75%	5/15/2033 (3)	5,000	5,369

				33,177

Louisiana (1.4%)
Louisiana GO	5.50%	5/15/2014 (3)	6,180	6,845
Louisiana GO	5.75%	11/15/2014 (3)	9,855	11,108
Louisiana State Gas and Fuels Tax Rev.	5.375%	6/1/2018 (2)	5,000	5,414
New Orleans LA GO	0.00%	9/1/2016 (2)	5,785	3,265

				26,632

Maryland (0.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.75%	7/1/2030	7,500	8,417

Massachusetts (6.8%)
Massachusetts Bay Transp. Auth. Rev.	7.00%	3/1/2021	15,000	18,708
Massachusetts GAN	5.75%	6/15/2014	10,000	11,037
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	11,061
Massachusetts GO	5.50%	11/1/2017 (1)	7,000	7,917
Massachusetts GO	5.50%	11/1/2017 (4)	13,250	14,986
Massachusetts GO	5.25%	8/1/2022	5,000	5,389
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.70%	7/1/2015	9,205	9,330
Massachusetts Port Auth. Rev.	5.00%	7/1/2018	3,500	3,621
Massachusetts Special Obligation Dedicated Tax Rev.	5.25%	1/1/2020 (3)	7,295	7,804
Massachusetts Water Resources Auth. Rev.	6.50%	7/15/2019	32,000	38,256

				128,109

Michigan (3.5%)
Detroit MI GO	6.375%	4/1/2007	4,500	4,647
Detroit MI Sewer System Rev.	5.75%	1/1/2010 (3)(Prere.)	5,000	5,677
Detroit MI Sewer System Rev.	5.50%	7/1/2029 (3)	18,000	19,571
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	7,500	7,681
Michigan Building Auth. Rev.	5.50%	10/15/2016	5,500	6,041
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	10,673
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	9,198
Univ. of Michigan Hosp. Rev. VRDO	1.09%	8/6/2004	1,770	1,770

				65,258

Mississippi (1.1%)
Mississippi GO	6.00%	11/1/2009 (Prere.)	7,250	8,270
Mississippi GO	6.00%	11/1/2009 (Prere.)	10,800	12,320

				20,590

Missouri (0.6%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.10%	8/2/2004	5,975	5,975
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.50%	12/1/2016 (4)	4,195	4,548

				10,523

Nevada (0.3%)
Truckee Meadows NV Water Auth. Rev.	5.50%	7/1/2016 (4)	5,000	5,475

New Hampshire (1.9%)
Manchester NH General Airport Rev.	5.625%	1/1/2030 (4)	23,000	24,335
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.00%	5/1/2021 (2)	10,000	10,592

				34,927

New Jersey (2.3%)
New Jersey Sports & Exposition Auth. Rev.	6.50%	3/1/2013 (4)	10,000	11,724
New Jersey Transp. Corp. COP	6.00%	9/15/2010 (2)(Prere.)	13,000	14,962
New Jersey Transp. Corp. COP	5.50%	9/15/2012 (2)	5,000	5,585
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	7,940	8,899
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2015 (1)	2,060	2,257

				43,427

New Mexico (1.3%)
New Mexico Finance Auth. Transp. Rev.	5.25%	6/15/2021 (1)	10,000	10,650
New Mexico Highway Comm. Tax Rev.	6.00%	6/15/2010 (Prere.)	3,000	3,444
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.50%	8/1/2030	10,000	10,097

				24,191

New York (11.7%)
Babylon NY Waste Water Fac. GO	9.00%	8/1/2008 (3)	4,900	6,003
Babylon NY Waste Water Fac. GO	9.00%	8/1/2009 (3)	2,800	3,538
Babylon NY Waste Water Fac. GO	9.00%	8/1/2010 (3)	4,900	6,361
Long Island NY Power Auth. Electric System Rev.	5.25%	6/1/2014	7,350	7,902
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.25%	10/1/2010 (1)(Prere.)	4,675	5,202
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	6,165	7,229
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2014 (2)	10,000	11,319
New York City NY GO	5.25%	8/1/2012	8,535	9,267
New York City NY GO	5.25%	8/1/2014	5,500	5,914
New York City NY GO	5.75%	8/1/2015 (2)	12,000	13,391
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.75%	6/15/2026	3,500	3,731
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.10%	8/2/2004	7,800	7,800
New York City NY Transitional Finance Auth. Rev.	6.25%	5/15/2010 (Prere.)	265	310
New York City NY Transitional Finance Auth. Rev. VRDO	1.08%	8/2/2004	2,000	2,000
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.08%	8/6/2004 (4)	13,250	13,250
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.75%	7/1/2020 (1)	7,500	8,650
New York State Dormitory Auth. Rev. (State Univ.)	7.50%	5/15/2011	12,765	14,860
New York State Dormitory Auth. Rev. (State Univ.)	7.50%	5/15/2011 (ETM)	6,135	7,405
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.25%	6/15/2020	37,090	39,548
New York State Local Govt. Assistance Corp.	5.40%	4/1/2013	13,125	14,132
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	11/15/2017	10,000	10,757
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/2021 (ETM)	10,000	11,838
Triborough Bridge & Tunnel Auth. New York Rev.	5.50%	1/1/2022 (Prere.)	7,750	8,701

				219,108

North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev.	7.50%	1/1/2010 (ETM)	4,935	5,970
North Carolina Eastern Muni. Power Agency Rev.	6.50%	1/1/2018 (ETM)	4,625	5,686
Winston-Salem NC Water & Sewer System Rev.	5.50%	6/1/2011 (Prere.)	1,220	1,381
Winston-Salem NC Water & Sewer System Rev.	5.50%	6/1/2016	1,780	1,948

				14,985

Ohio (0.8%)
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,206
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,405
Ohio GO VRDO	1.08%	8/6/2004	4,400	4,400
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.10%	8/6/2004	900	900
Ohio State Univ. General Receipts Rev. VRDO	1.10%	8/6/2004	4,500	4,500

				15,411

Oregon (0.8%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.50%	2/15/2014	5,580	5,920
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.50%	7/1/2014 (3)	3,865	4,139
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.50%	7/1/2016 (3)	4,305	4,653

				14,712

Pennsylvania (4.0%)
Allegheny County PA Higher Educ. Auth. Rev. (Univ. of Pittsburgh Medical Center Children's Hosp.) VRDO	1.10%	8/6/2004 LOC	9,100	9,100
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.10%	8/2/2004	8,900	8,900
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.10%	8/2/2004	6,750	6,750
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004 (1)	10,150	10,150
Philadelphia PA Water & Waste Water Rev.	7.00%	6/15/2010 (3)	20,000	23,798
Pittsburgh PA GO	5.25%	9/1/2016 (3)	3,845	4,024
Pittsburgh PA Water & Sewer Auth. Rev.	6.50%	9/1/2013 (3)	10,000	11,841

				74,563

Puerto Rico (0.9%)
Puerto Rico Electric Power Auth. Rev.	5.25%	7/1/2014 (4)	2,000	2,186
Puerto Rico Electric Power Auth. Rev.	5.25%	7/1/2014 (1)	2,000	2,186
Puerto Rico Public Finance Corp.	6.00%	8/1/2026 (ETM)	940	1,063
Puerto Rico Public Finance Corp.	6.00%	8/1/2026	10,060	11,306

				16,741

South Carolina (2.3%)
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/2027	7,750	7,993
Piedmont SC Muni. Power Agency Rev.	6.50%	1/1/2015 (3)	12,210	14,514
Piedmont SC Muni. Power Agency Rev.	6.50%	1/1/2015 (3)(ETM)	2,035	2,459
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	5,000	6,069
South Carolina Transp. Infrastructure Rev.	5.75%	10/1/2015 (1)	10,790	12,078

				43,113

Tennessee (1.4%)
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.09%	8/2/2004	26,000	26,000

Texas (15.5%)
Austin TX Combined Util. System Rev.	0.00%	5/15/2017 (3)	4,900	2,648
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/2022 (1)	5,750	5,992
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008	10,000	10,528
Harris County TX GO	0.00%	10/1/2014 (1)	5,550	3,512
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	2,740	3,092
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	2,735	3,087
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	4,105	4,633
Houston TX GO	5.75%	3/1/2014 (4)	260	292
Houston TX GO	5.75%	3/1/2015 (4)	265	296
Houston TX GO	5.75%	3/1/2016 (4)	395	441
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.50%	7/1/2005 (4)(Prere.)	16,760	17,527
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.00%	9/1/2018 (2)	16,285	8,133
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.00%	9/1/2021 (2)	22,720	9,404
Houston TX Independent School Dist. Lease Rev.	0.00%	9/15/2012 (2)	6,150	4,354
Houston TX Water & Sewer System Rev.	0.00%	12/1/2012 (2)	20,500	14,417
Houston TX Water & Sewer System Rev.	5.50%	12/1/2015 (4)	10,000	11,032
Lewisville TX Independent School Dist.	0.00%	8/15/2016	5,630	3,176
Lewisville TX Independent School Dist.	0.00%	8/15/2017	6,940	3,705
Lower Colorado River Auth. Texas Rev.	6.00%	5/15/2011 (4)	12,605	14,224
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2015 (4)	5,500	6,144
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2016 (4)	27,500	30,719
Round Rock TX Independent School Dist. GO	0.00%	8/15/2011 (1)	5,000	3,770
San Antonio TX Electric & Gas Rev.	5.75%	2/1/2010 (Prere.)	11,435	12,897
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2020	10,000	10,650
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	21,737
Texas Muni. Power Agency Rev.	0.00%	9/1/2013 (1)(ETM)	855	580
Texas Muni. Power Agency Rev.	0.00%	9/1/2013 (1)	38,815	26,091
Texas Muni. Power Agency Rev.	0.00%	9/1/2015 (1)	16,435	9,830
Texas Muni. Power Agency Rev.	0.00%	9/1/2015 (1)(ETM)	305	184
Texas Muni. Power Agency Rev.	0.00%	9/1/2017 (1)	39,235	20,882
Texas Muni. Power Agency Rev.	0.00%	9/1/2017 (1)(ETM)	735	397
Texas Water Dev. Board Rev.	7.05%	8/1/2004 (Prere.)	5,655	5,656
Texas Water Dev. Board Rev.	6.50%	7/15/2010	17,425	20,343

				290,373

Utah (0.2%)
Intermountain Power Agency Utah Power Supply Rev.	5.75%	7/1/2019 (1)	3,000	3,291

Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	6.50%	10/1/2024	5,000	5,617

Virginia (0.6%)
Virginia College Building Auth. Educ. Fac. Rev. (Washington & Lee Univ.)	5.75%	1/1/2034	9,540	10,910

Washington (1.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2014 (1)	5,000	3,197
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2017 (1)	11,685	6,255
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2018 (1)	10,000	5,047
Port of Seattle WA Rev.	5.625%	2/1/2030 (1)	7,735	8,140
Washington GO	6.75%	2/1/2015	3,450	4,149
Washington GO	5.625%	7/1/2025	7,030	7,482

				34,270

West Virginia (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2014 (1)(ETM)	8,975	11,220

Wisconsin (1.9%)
Wisconsin Clean Water Rev.	6.875%	6/1/2011	20,500	24,147
Wisconsin GO	5.75%	5/1/2011 (Prere.)	10,000	11,377

				35,524

TOTAL MUNICIPAL BONDS
(Cost $1,722,170)				1,864,847

OTHER ASSETS AND LIABILITIES-NET (0.5%)				8,464

NET ASSETS (100%)				$1,873,311

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industiral Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.
† Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2004.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2004, the cost of investment securities for tax purposes was $1,740,717,000. Net unrealized appreciation of investment securities was $124,130,000, consisting of unrealized gains of $142,677,000 on securities that had risen in value since their purchase and $18,547,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.